Statements of Income and Changes in Member's Equity (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Total	Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Patient revenues, net		$ 1,189,878
Operating expenses:
Rent	0	80,007
Salaries and benefits	33,589	719,780
General and administrative	21,192	230,118
Depreciation		25,460
Total operating expenses	234,047	1,055,365
Operating income	(219,047)	134,513
Other income (expense):
Other income	4	218
Interest expense		(4,657)
Total other income (expenses)	4	(4,439)
Net income	(380,797)	130,074
Members' equity, beginning of the period at Dec. 31, 2015		155,644
Other income (expense):
Distributions		(109,287)
Members' equity (deficit), end of the period at Dec. 31, 2016		176,431
Patient revenues, net		593,494
Operating expenses:
Rent		48,806
Salaries and benefits		357,283
General and administrative		135,408
Depreciation		9,318
Total operating expenses		550,815
Operating income		42,679
Other income (expense):
Other income		158
Interest expense		(2,445)
Total other income (expenses)		(2,287)
Net income		40,392
Members' equity, beginning of the period at Dec. 31, 2016		176,431
Other income (expense):
Distributions		(74,303)
Members' equity (deficit), end of the period at Jun. 30, 2017		142,520
Patient revenues, net	654,625	1,271,630
Operating expenses:
Rent	191,758	84,717
Salaries and benefits	967,627	717,376
General and administrative	465,740	324,114
Depreciation	65,895	17,930
Total operating expenses	1,701,092	1,144,137
Operating income	(915,067)	127,493
Other income (expense):
Other income	14,821	216
Interest expense	(27,151)	(4,929)
Total other income (expenses)	(15,074)	(4,713)
Net income	$ (57,181)	122,780
Members' equity, beginning of the period at Dec. 31, 2016		176,431
Other income (expense):
Distributions		(121,717)
Members' equity (deficit), end of the period at Dec. 31, 2017		177,494
Patient revenues, net		661,377
Operating expenses:
Rent		38,622
Salaries and benefits		373,497
General and administrative		190,176
Depreciation		8,148
Total operating expenses		610,443
Operating income		50,934
Other income (expense):
Other income		154
Interest expense		(3,272)
Total other income (expenses)		(3,118)
Net income		47,816
Members' equity, beginning of the period at Dec. 31, 2017		177,494
Other income (expense):
Distributions		(75,355)
Members' equity (deficit), end of the period at Jun. 30, 2018		$ 149,955